Income Tax Expense - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference related to investments in subsidiaries not recognized as deferred tax assets	₩ 23,087	₩ 22,409
Effective tax rate	22.00%	24.00%	34.00%
Gravity Game Vision Limited.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate	12.60%